Redeemable Convertible Preferred Shares - Additional Information (Details)						1 Months Ended	2 Months Ended		6 Months Ended	12 Months Ended			18 Months Ended
	Apr. 28, 2017 USD ($) $ / shares shares	Apr. 12, 2017 USD ($) Investor $ / shares shares	Mar. 30, 2017 USD ($) $ / shares shares	Nov. 11, 2016 USD ($)	Jul. 18, 2016 USD ($)	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2005 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	May 31, 2008 USD ($) $ / shares shares	Aug. 05, 2016 USD ($) $ / shares shares	Dec. 31, 2014 shares
Temporary Equity [Line Items]
Proceeds from issuance of convertible redeemable preferred shares										$ 22,431,000	$ 20,389,000	$ 11,920,000
Initial conversion ratio										1
Net proceeds after deducting commissions and offering expenses	$ 63,020,000									$ 63,020,000
Preferred shares dividend rate, percentage of original issuance price										8.00%
Liquidation date, expected to complete										Apr. 28, 2017
Accretion of preferred shares redemption value										$ 2,868,000	6,377,000	3,201,000
Minimum [Member]
Temporary Equity [Line Items]
Net proceeds after deducting commissions and offering expenses	$ 50,000,000
Upon Initial Public Offering
Temporary Equity [Line Items]
Initial public offering, completion date	Apr. 28, 2017
Upon Initial Public Offering | Minimum [Member]
Temporary Equity [Line Items]
Price paid by public for each share | $ / shares	$ 26.64
Series A Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Preferred shares, shares issued | shares								4,912,934
Preferred stock shares issued, price per share | $ / shares								$ 0.73276
Proceeds from issuance of convertible redeemable preferred shares								$ 3,600,000
Payments of stock issuance costs								$ 117,000
Liquidation percentage of original issue price										100.00%
Preferred stock, redemption term										At any time on or after October 17, 2013, for Series A Shares and Series B Shares, if requested by a majority holders of the respective series of Preferred Shares then outstanding, the Company shall redeem all of the respective outstanding Preferred Shares in that series. The redemption prices of Series A Shares and B Shares are equal to the Series B Liquidation Value and Series A Liquidation Value calculated as of the closing date for such redemption, respectively.
Preferred stock, redemption date										Oct. 17, 2013
Accretion of preferred shares redemption value										$ 96,000	$ 288,000	$ 288,000
Change in fair value of convertible preferred shares					$ 634,801
Preferred shares, shares outstanding | shares							4,912,934		4,912,934		4,912,934	4,912,934			4,912,934
Series B Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Preferred shares, shares issued | shares													14,084,239
Preferred stock shares issued, price per share | $ / shares													$ 1.43854
Proceeds from issuance of convertible redeemable preferred shares													$ 20,261,000
Payments of stock issuance costs													$ 1,144,000
Liquidation percentage of original issue price										100.00%
Preferred stock, redemption term										At any time on or after October 17, 2013, for Series A Shares and Series B Shares, if requested by a majority holders of the respective series of Preferred Shares then outstanding, the Company shall redeem all of the respective outstanding Preferred Shares in that series. The redemption prices of Series A Shares and B Shares are equal to the Series B Liquidation Value and Series A Liquidation Value calculated as of the closing date for such redemption, respectively.
Preferred stock, redemption date										Oct. 17, 2013
Accretion of preferred shares redemption value										$ 540,000	$ 1,621,000	$ 1,621,000
Change in fair value of convertible preferred shares					634,801
Preferred shares, shares outstanding | shares							14,084,239		14,084,239		14,084,239	14,084,239			14,084,239
Series C Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Preferred shares, shares issued | shares		121,998	569,858				156,521		1,728,989		156,521	1,728,989
Preferred stock shares issued, price per share | $ / shares		$ 26.64	$ 26.64				$ 26.64		$ 26.64		$ 26.64	$ 26.64
Proceeds from issuance of convertible redeemable preferred shares		$ 3,250,000	$ 15,181,000			$ 4,000,000	$ 4,170,000		$ 11,920,000
Payments of stock issuance costs							$ 672,000		1,243,000
Conversion of stock, amount issued									$ 30,731,000
Preferred stock convertible conversion price | $ / shares									$ 23.98			$ 23.98
Number of investors | Investor		6
Liquidation percentage of original issue price										100.00%
Preferred stock, redemption term										At any time on or after July 1, 2020, if requested by a majority holders of Series C Shares then outstanding, the Company shall redeem all of the outstanding Series C Shares. The redemption prices of Series C Shares are equal to the Series C Liquidation Value calculated as of the closing date for such redemption. In addition, no other class or series of capital stock shall be redeemable prior and in preference to the Series C Shares without the written consent of a majority holders of Series C Shares.
Preferred stock, redemption date										Jul. 01, 2020
Accretion of preferred shares redemption value										$ 2,232,000	$ 4,468,000	$ 1,292,000
Change in fair value of convertible preferred shares					$ 634,801
Preferred shares, shares outstanding | shares							2,858,394		1,728,989		2,858,394	1,728,989
Series C Convertible Redeemable Preferred Stock | Upon Initial Public Offering
Temporary Equity [Line Items]
Convertible preferred stock converted into ordinary shares, value	$ 82,034,040
Preferred shares, shares outstanding | shares	3,569,957
Series C Convertible Redeemable Preferred Stock | Investor
Temporary Equity [Line Items]
Proceeds from issuance of convertible redeemable preferred shares				$ 16,000,000		$ 4,000,000
Series C Convertible Redeemable Preferred Stock | Dr. Zhengyu (Zane)
Temporary Equity [Line Items]
Preferred shares, shares issued | shares														750,751
Preferred stock shares issued, price per share | $ / shares														$ 26.64
Aggregate principal amount of promissory note														$ 20,000,000
Class A Ordinary Shares | Upon Initial Public Offering
Temporary Equity [Line Items]
Convertible preferred stock conversion basis										one-to-one
Convertible preferred stock converted into ordinary shares | shares	17,242,297